TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Income Tax Disclosure [Abstract]
Balance at beginning of year		$ 3,594	[1]	$ 3,397
Decrease in tax positions for prior years, net		(44)		(221)
Increase in tax positions for current year		330		417
Balance at the end of year	[1]	$ 3,880		$ 3,594

[1]	The amounts for the years ended December 31, 2025 and 2024 include $3,532 and $3,241, respectively, of unrecognized tax benefits which are presented as a reduction from deferred tax assets, see Note 12d.